Statements of Shareholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Shares to be Issued [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 7,878	$ 829,500		$ 18,211,425	$ (1,917,315)	$ 17,131,488
Balance, shares at Dec. 31, 2022		7,878,419	350,000
Net Loss						(3,318,171)	(3,318,171)
Stock Issued for services		$ 350	(829,500)	(25,240)	829,150		(25,240)
Stock Issued for services, shares		350,000
Stock Issued for License Agreement		$ 1,000			1,209,000		1,210,000
Stock Issued for License Agreement, shares		1,000,000
Distribution to affiliate					(1,214,325)		(1,214,325)
Stock Issued for compensation		$ 25			145,475		145,500
Stock Issued for compensation, shares		25,000
Balance at Dec. 31, 2023		$ 9,253		(25,240)	19,180,725	(5,235,486)	13,929,252
Balance, shares at Dec. 31, 2023		9,253,419
Net Loss						(3,105,233)	(3,105,233)
Distribution to affiliate					(3,822,037)		(3,822,037)
Stock Issued for compensation		$ 17			33,319		33,336
Stock issues for compensation, shares		17,008
Stock issued for Software purchases		$ 3,000			6,612,000		6,615,000
Stock issues for Software purchases, shares		3,000,000
Deemed Dividend to APIC					(6,615,000)		(6,615,000)
Stock Issue PIPE		$ 1,500			2,650,850		2,652,350
Stock Issue PIPE, shares		1,500,000
Cashless Exercise of Warrants		$ 62			(62)
Cashless Exercise of Warrants, shares		61,970
Balance at Sep. 30, 2024		$ 13,832		(25,240)	18,039,795	(8,340,719)	9,687,668
Balance, shares at Sep. 30, 2024		13,832,397
Balance at Dec. 31, 2023		$ 9,253		(25,240)	19,180,725	(5,235,486)	13,929,252
Balance, shares at Dec. 31, 2023		9,253,419
Net Loss						(2,518,827)	(2,518,827)
Distribution to affiliate					(5,780,578)		(5,780,578)
Stock Issued for compensation		$ 17			33,319		33,336
Stock issues for compensation, shares		17,008
Stock issued for Software purchases		$ 3,000			6,612,000		6,615,000
Stock issues for Software purchases, shares		3,000,000
Deemed Dividend to APIC					(6,615,000)		(6,615,000)
Treasury stock adjustment		$ (25)		(8,570)	8,595
Treasury stock adjustment, shares		(24,937)
Stock Issue PIPE		$ 1,500			2,650,850		2,652,350
Stock Issue PIPE, shares		1,500,000
Cashless Exercise of Warrants		$ 62			(62)
Cashless Exercise of Warrants, shares		61,968
Stock issued for common control acquisition			100,000				100,000
Warrants exercise		$ 450			1,796,310		1,796,760
Warrants exercise, shares		450,000
Balance at Dec. 31, 2024		$ 14,257	$ 100,000	(33,810)	17,886,159	(7,754,313)	10,212,293
Balance, shares at Dec. 31, 2024		14,257,458
Balance at Jun. 30, 2024		$ 12,270		(25,240)	17,012,050	(6,715,451)	10,283,629
Balance, shares at Jun. 30, 2024		12,270,427
Net Loss						(1,625,268)	(1,625,268)
Distribution to affiliate					(1,623,043)		(1,623,043)
Stock Issue PIPE		$ 1,500			2,650,850		2,652,350
Stock Issue PIPE, shares		1,500,000
Cashless Exercise of Warrants		$ 62			(62)
Cashless Exercise of Warrants, shares		61,970
Balance at Sep. 30, 2024		$ 13,832		(25,240)	18,039,795	(8,340,719)	9,687,668
Balance, shares at Sep. 30, 2024		13,832,397
Balance at Dec. 31, 2024		$ 14,257	$ 100,000	(33,810)	17,886,159	(7,754,313)	10,212,293
Balance, shares at Dec. 31, 2024		14,257,458
Net Loss						8,110,233	(8,110,233)
Distribution to affiliate					(2,706,547)		(2,706,547)
Deemed Dividend to APIC					(14,079,821)		(14,079,821)
Stock Issue PIPE		$ 1,099			3,486,254		3,487,353
Stock Issue PIPE, shares		1,098,902
Stock issued for common control acquisition		$ 3,019	(100,000)		8,496,981		8,400,000
Stock Issue for Investment ( Beamer&CMS), shares		3,018,692
Stock issue for consideration of Promissory Note		$ 418			345,104		345,522
Promissory Note (Hudson), shares		418,000
Adjustment Common Stock		$ 25			(25)
Warrant redemption					(362,500)		362,500
Sale of Treasury Stock				23,807	20,428		44,235
Sale of Treasury Stock, shares		17,559
Exchange of Warrants		$ 3,307			6,309,664		6,312,971
Cashless Exercise of Warrants, shares		3,307,215
Stock issue for Consulting Services		$ 85			246,415		246,500
Stocck issue for consulting Agreement, shares		85,000
Compensation for Service Agreement			$ 309,400				309,400
Service Agreement (FMW), shares			130,000
Balance at Sep. 30, 2025		$ 22,210	$ 309,400	(10,003)	19,642,112	(15,864,546)	4,099,173
Balance, shares at Sep. 30, 2025		22,202,826	130,000
Balance at Jun. 30, 2025		$ 14,276		(33,810)	15,565,439	(11,208,938)	4,336,967
Balance, shares at Jun. 30, 2025		14,276,150
Net Loss						(4,655,608)	(4,655,608)
Distribution to affiliate					(285,846)		(285,846)
Deemed Dividend to APIC					(14,079,821)		(14,079,821)
Stock Issue PIPE		$ 1,099			3,486,254		3,487,353
Stock Issue PIPE, shares		1,098,902
Stock issued for common control acquisition		$ 3,000			8,397,000		8,400,000
Stock issue for Consulting Services		$ 85			246,415		246,500
Consulting Agreement, shares		85,000
Stock Issue for Investment ( Beamer&CMS), shares		3,000,000
Stock issue for consideration of Promissory Note		$ 418			345,104		345,522
Promissory Note (Hudson), shares		418,000
Adjustment Common Stock		$ 25			(25)
Warrant redemption					(362,500)		(362,500)
Sale of Treasury Stock				23,807	20,428		44,235
Sale of Treasury Stock, shares		17,559
Compensation for Service Agreement			$ 309,400				309,400
Service Agreement (FMW), shares			130,000
Exchange of Warrants		$ 3,307			6,309,664		6,312,971
Cashless Exercise of Warrants, shares		3,307,215
Balance at Sep. 30, 2025		$ 22,210	$ 309,400	$ (10,003)	$ 19,642,112	$ (15,864,546)	$ 4,099,173
Balance, shares at Sep. 30, 2025		22,202,826	130,000